Note 19 - Segment Information (Details) - External Party Sales by Product (USD $) In Millions, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales	$ 118.2	$ 627.7	$ 843.2	$ 731.2
Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales	118.2		843.2		0	273.6	[1]	196.8	189.1	183.7	118.2	[2]	0
Predecessor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales		627.7		731.2							67.2	[1]	188.4	190.0	182.1	182.4	180.4	186.2	182.2
Performance Materials [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales	118.2	627.7	755.2	731.2
Performance Materials [Member] | Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales	118.2		755.2
Performance Materials [Member] | Predecessor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales		627.7		731.2
Graphic Solutions [Member] | Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales	25.6		165.9
Graphic Solutions [Member] | Predecessor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales		145.9		171.7
Agro Solutions [Member] | Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales			88.0
Industrial Group [Member] | Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales	67.7		429.4
Industrial Group [Member] | Predecessor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales		353.4		411.1
Electronic Group [Member] | Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales	24.9		159.9
Electronic Group [Member] | Predecessor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
External party sales		$ 128.4		$ 148.4

[1]	(c)MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.
[2]	(b)Platform's fourth quarter includes the results of MacDermid from November 1, 2013 through December 31, 2013